Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Fundamental Small-Mid Cap ETF - Fidelity Fundamental Small-Mid Cap ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2021
Annual Return 2022	(16.43%)
Annual Return 2023	17.17%